Cover	Oct. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity File Number	333-179212
Entity Registrant Name	Puget Technologies, Inc.
Entity Central Index Key	0001540615
Entity Tax Identification Number	01-0959140
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 North Federal Highway
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	2108535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false